Share-Based Payments - Summary of movements in the Number of Founder DRs Outstanding (Details)	6 Months Ended
Jun. 30, 2023 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Outstanding as at January 1	608,779
Granted/ purchased during the year	0
Outstanding as at December 31	608,779